Other disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Other Disclosures
Summary of fair values of financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2023 and 31 December 2022, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2023			31-12-2022
	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total
Financial assets held for trading	61,089	122,745	183,834	45,014	111,104	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	1,738	4,058	5,796	1,800	3,913	5,713
Financial assets at fair value through profit and loss	2,491	7,154	9,645	1,976	7,013	8,989
Financial assets at fair value through other comprehensive income	65,596	21,160	86,756	64,216	21,023	85,239
Hedging derivatives (assets)	—	7,532	7,532	—	8,069	8,069
Financial liabilities held for trading	15,195	119,693	134,888	16,237	98,948	115,185
Financial liabilities designated at fair value through profit or loss (*)	147	36,073	36,220	212	40,056	40,268
Hedging derivatives (liabilities)	—	10,288	10,288	—	9,228	9,228
Liabilities under insurance contracts (*)	—	17,584	17,584	—	16,426	16,426
(*) See impact of IFRS 17 as at 31 December 2022 (see Note 1.b).

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)	Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2023 and 31 December 2022:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2023 (*)		Fair values calculated using internal models at 31-12-2022 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	152,661	9,988	142,832	8,290
Financial assets held for trading	121,705	1,040	110,721	383
Central banks (**)	12,405	—	11,595	—	Present value method	Yield curves, FX market prices
Credit institutions (**)	23,592	—	16,502	—	Present value method	Yield curves, FX market prices
Customers (**)	10,906	145	9,550	—	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	7,804	414	6,537	43	Present value method	Yield curves, FX market prices
Derivatives	66,998	481	66,537	340
Swaps	52,475	217	54,367	139	Present value method, Gaussian Copula	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	1,229	3	916	4	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	4,083	29	2,681	39	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	29	—	113	—	Present value method	Yield curves, FX market prices
Index and securities options	339	85	354	48	Black’s Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	8,843	147	8,106	110	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Liquidity, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	7,531	1	8,069	—
Swaps	6,828	1	6,687	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	2	—	2	—	Black Model	Yield curves, FX market prices, Volatility surfaces
Other	701	—	1,380	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	2,146	1,912	2,080	1,833
Equity instruments	970	1,347	643	1,269	Present value method	Yield curves, Market price, Dividends and Others
Debt instruments	551	337	809	325	Present value method	Yield curves
Loans and receivables	625	228	628	239	Present value method, swap asset model and CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	6,737	417	6,586	427
Credit institutions	626	—	673	—	Present value method	Yield curves, FX market prices
Customers (***)	5,925	5	5,769	5	Present value method	Yield curves, FX market prices, HPI
Debt instruments	186	412	144	422	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	14,542	6,618	15,376	5,647
Equity instruments	11	496	9	700	Present value method	Yield curves,Market price, Dividends and Others
Debt instruments	11,373	263	11,869	229	Present value method	Yield curves, FX market prices
Loans and receivables	3,158	5,859	3,498	4,718	Present value method	Yield curves, FX market prices and Credit curves
LIABILITIES	182,818	820	163,733	925
Financial liabilities held for trading	119,291	402	98,533	415
Central banks (**)	16,216	—	5,759	—	Present value method	FX market prices, Yield curves
Credit institutions (**)	14,140	—	9,796	—	Present value method	FX market prices, Yield curves
Customers	19,921	—	12,226	—	Present value method	FX market prices, Yield curves
Derivatives	61,567	402	64,147	415
Swaps	47,317	133	51,191	235	Present value method, Gaussian Copula	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	1,182	—	769	—	Black Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	4,524	22	3,268	19	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices
Index and securities options	599	63	591	42	Black-Scholes Model	Yield curves, FX market prices, Liquidity
Interest rate and equity futures	32	—	807	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	7,913	184	7,521	119	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, HPI, Credit, Others
Short positions	7,447	—	6,605	—	Present value method	Yield curves ,FX market prices, Equity
Hedging derivatives	10,235	53	9,214	14
Swaps	8,598	53	8,142	14	Present value method	Yield curves ,FX market prices, Basis
Other	1,637	—	1,072	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity and others
Financial liabilities designated at fair value through profit or loss (****)	36,073	—	39,905	151	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts (****)	17,219	365	16,081	345	Present Value Method with actuarial techniques	Mortality tables and yield curves
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while level 3 internal models uses significant inputs that are not observable in market data.
(**)    Includes mainly short-term loans/deposits and repurchase/reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
(***) Includes mainly structured loans to corporate clients.
(****) See impact of IFRS 17 as at 31 December 2022 (see Note 1.b).

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation
The table below shows the effect, at 30 June 2023 and 31 December 2022, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

30-06-2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Others	Long-term repo spread	n.a.	n.a.	(0.04)	0.00
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.04%	(1.51)	1.54
Corporate debt	Price based	Market price	85% - 115%	100.00%	0.00	0.00
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	3.93%	(8.25)	7.97
Derivatives
CCS	Discounted Cash Flows	Interest rate	(1.4)% - 1.4%	0.00%	0.00	0.00
CCS	Forward estimation	Interest rate	(6)bp - 6bp	2.32bp	(0.04)	0.07
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.30%	(0.38)	0.84
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(1.91)	1.91
FRAs	Asset Swap model	Interest rate	0% - 6%	2.71%	(0.94)	0.78
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	0% - 10%	3.41%	(0.29)	0.15
IR Options	IR option pricing model	Volatility	0% - 60%	35.82%	(0.26)	0.38
IRS	Asset Swap model	Interest rate	0% - 15%	9.20%	(0.05)	0.08
IRS	Discounted Cash Flows	Credit spread	1.1% - 5.8%	3.67%	(1.80)	1.95
IRS	Discounted Cash Flows	Swap rate	8.2% - 8.7%	8.44%	(0.54)	0.53
IRS	Forward estimation	Interest rate	(6)bp - 6bp	0.12bp	(0.04)	0.05
IRS	Others	Others	5% - n.a	n.a	(0.69)	0.28
IRS	Prepayment modelling	Prepayment rate	3.1% - 5.7%	4.33%	0.00	0.16
Others	Forward estimation	Price	0% - 2%	0.62%	(0.46)	0.20
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(4.08)	4.08
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%	1.05%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.47)	0.47
Repos/Reverse repos	Others	Repo curve	4.8bp - 6.7bp	5.63bp	0.00	0.00

30-06-2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	3.88%	(4.51)	4.24
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	5% - 5%	0%	(0.47)	0.47
Equity instruments
Equities	Price Based	Price	90% - 110%	100%	(134.66)	134.66
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a	n.a	(22.17)	0.00
Loans	Discounted Cash Flows	Interest rate curve	8% - 9%	8.60%	(0.86)	0.86
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(22.80)	22.80
Loans	Forward estimation	Credit spread	1.68% - 2.7%	1.68%	(0.68)	0.00
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(0.52)	0.52
Government debt	Discounted Cash Flows	Interest rate	(1.9)% - 0.1%	(0.87)%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(49.63)	49.63
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	32.37%	(0.77)	0.30

31-12-2022
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	10.07%	(1.38)	1.40
Corporate debt	Price based	Market price	85% - 115%	100.00%	—	—
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	4.92%	(8.34)	8.07
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.70)% - 0.70%	0.00%	—	—
CCS	Forward estimation	Interest rate	(4)bp - 4bp	0.42bp	(0.06)	0.07
CDS	Discounted Cash flows	Credit Spread	14.90bp - 42.10bp	21.99bp	(0.05)	0.02
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.30%	(0.23)	0.48
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(1.05)	1.05
FRAs	Asset Swap model	Interest rate	0% - 6%	2.71%	(1.16)	0.95
Fx Swap	Others	Others	n.a.	n.a	(1.37)	1.37
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	0% - 10%	3.41%	(0.21)	0.11
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	17.37%	(0.14)	0.11
IR Options	IR option pricing model	Volatility	0% - 60%	35.82%	(0.30)	0.44
IRS	Asset Swap model	Interest rate	0% - 15%	9.20%	(0.05)	0.08
IRS	Discounted Cash Flows	Credit spread	1.25% - 6.29%	3.89%	(2.25)	2.47
IRS	Discounted Cash Flows	Swap rate	8.6% - 9.1%	8.84%	(0.02)	0.03
IRS	Forward estimation	Interest rate	(6)pb - 6pb	0.13bp	(0.04)	0.04
IRS	Others	Others	5% - n.a	n.a	(11.58)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	4.17%	(0.06)	0.05
Others	Forward estimation	Price	0% - 2%	0.62%	(0.53)	0.24
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(5.75)	5.75
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%	1.05%	(0.18)	0.18
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.79)	0.79

31-12-2022

Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(4.25)	3.83
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01bp	(0.33)	0.33
Corporate debt	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.68)	0.68
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(126.87)	126.87
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a	(24.10)	—
Loans	Discounted Cash Flows	Interest rate curve	0.8% - 1.0%	0.88%	(0.08)	0.08
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(17.51)	17.51
Loans	Forward estimation	Credit spread	2.56% - 3.40%	2.56%	(0.49)	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	(0.4)% - 1.6%	0.63%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(70.04)	70.04
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	40.73%	(0.29)	0.18
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Others	Long-term repo spread	n.a.	n.a.	(0.13)	—

Schedule of changes in financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as level 3 in the first six months of 2023 and 2022 were as follows:

	01-01-2023	Changes						30-06-2023
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	383	198	(72)	77	—	303	151	1,040
Customers	—	—	—	(1)	—	—	146	145
Debt instruments	42	52	(4)	1	—	316	6	413
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	340	146	(68)	77	—	(13)	(1)	481
Swaps	139	—	(3)	93	—	—	(12)	217
Exchange rate options	4	—	—	(1)	—	—	—	3
Interest rate options	39	—	—	(10)	—	—	—	29
Index and securities options	48	52	—	3	—	(23)	5	85
Other	110	94	(65)	(8)	—	10	6	147
Hedging derivatives (Assets)	—	—	—	—	—	1	—	1
Swaps	—	—	—	—	—	1	—	1
Financial assets designated at fair value through profit or loss	427	—	—	(40)	—	—	30	417
Loans and advances to customers	5	—	—	—	—	—	—	5
Debt instruments	422	—	—	(40)	—	—	30	412
Non-trading financial assets mandatorily at fair value through profit or loss	1,833	163	(116)	48	—	—	(16)	1,912
Loans and advances to customers	239	59	(63)	(16)	—	—	9	228
Debt instruments	325	32	(25)	3	—	—	2	337
Equity instruments	1,269	72	(28)	61	—	—	(27)	1,347
Financial assets at fair value through other comprehensive income	5,647	4,197	(3,595)	—	(222)	505	86	6,618
Loans and advances to customers	4,718	4,196	(3,590)	—	23	473	39	5,859
Debt instruments	229	—	(3)	—	(1)	32	6	263
Equity instruments	700	1	(2)	—	(244)	—	41	496
TOTAL ASSETS	8,290	4,558	(3,783)	85	(222)	809	251	9,988
Financial liabilities held for trading	415	304	(101)	(91)	—	(118)	(7)	402
Trading derivatives	415	304	(101)	(91)	—	(118)	(7)	402
Swaps	235	104	(70)	(25)	—	(97)	(14)	133
Exchange rate options	—	24	(24)	—	—	—	—	—
Interest rate options	19	7	(1)	(3)	—	—	—	22
Index and securities options	42	38	(6)	3	—	(21)	7	63
Others	119	131	—	(66)	—	—	—	184
Hedging derivatives (Liabilities)	14	—	—	3	—	36	—	53
Swaps	14	—	—	3	—	36	—	53
Financial liabilities designated at fair value through profit or loss (*)	151	—	(5)	1	—	—	(147)	—
Liabilities covered by insurance and reinsurance contracts (*)	345	—	—	(6)	—	—	26	365
TOTAL LIABILITIES	925	304	(106)	(93)	—	(82)	(128)	820
(*) See impact of IFRS 17 as at 31 December 2022 (see Note 1.b).

	01-01-2022	Changes						30-06-2022
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	537	29	(9)	(52)	—	(2)	14	517
Debt instruments	22	—	—	1	—	—	5	28
Equity instruments	2	—	—	(1)	—	—	—	1
Trading derivatives	513	29	(9)	(52)	—	(2)	9	488
Swaps	224	—	—	5	—	—	(13)	216
Exchange rate options	12	—	(9)	11	—	—	(1)	13
Interest rate options	182	—	—	(98)	—	(1)	—	83
Index and securities options	41	—	—	1	—	—	(40)	2
Other	54	29	—	29	—	(1)	63	174
Financial assets designated at fair value through profit or loss	418	—	(3)	4	—	—	75	494
Credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	18	—	(3)	(2)	—	—	—	13
Debt instruments	400	—	—	6	—	—	75	481
Non-trading financial assets mandatorily at fair value through profit or loss	1,865	112	(218)	110	—	(29)	105	1,945
Loans and advances to customers	268	20	(67)	40	—	—	58	319
Debt instruments	366	—	(25)	(3)	—	(29)	2	311
Equity instruments	1,231	92	(126)	73	—	—	45	1,315
Financial assets at fair value through other comprehensive income	4,847	4,962	(5,187)	—	(191)	205	69	4,705
Loans and advances to customers	3,880	4,960	(5,177)	—	(17)	137	5	3,788
Debt instruments	146	—	(1)	—	9	—	63	217
Equity instruments	821	2	(9)	—	(183)	68	1	700
TOTAL ASSETS	7,667	5,103	(5,417)	62	(191)	174	263	7,661
Financial liabilities held for trading	160	84	(61)	42	—	(14)	—	211
Trading derivatives	160	84	(61)	42	—	(14)	—	211
Swaps	44	15	(5)	80	—	—	(13)	121
Exchange rate options	7	6	(14)	1	—	—	—	—
Interest rate options	26	42	(20)	(16)	—	—	—	32
Index and securities options	67	—	(2)	—	—	—	(65)	—
Interest rate and equity futures	—	—	—	—	—	—	—	—
Others	16	21	(20)	(23)	—	(14)	78	58
Financial liabilities designated at fair value through profit or loss (*)	151	—	(2)	1	—	—	—	150
Liabilities covered by insurance and reinsurance contracts (*)	318	—	(97)	—	—	—	48	269
TOTAL LIABILITIES	629	84	(160)	43	—	(14)	48	630

Disclosure of quantitative data about entity's exposure to risk

	30-06-2023
	Total							Of which: impaired
	Without real guarantee		With real guarantee					Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	10,578	364	36	5	2	—	3	9	3	9	—	—	—	3
Other financial institutions and: individual shareholder	1,197	168	1,034	347	72	129	74	622	69	660	158	19	48	58
Non financial institutions and individual shareholder	304,058	8,550	60,027	7,652	4,377	1,750	3,504	160,329	3,050	39,771	4,260	2,371	861	3,010
Of which: Financing for constructions and property development	16,476	138	2,111	528	421	37	169	9,867	88	1,281	260	194	15	145
Other warehouses	5,782,449	6,877	513,622	9,589	4,807	3,741	4,637	3,098,609	3,020	267,646	4,492	1,887	1,805	3,441
Total	6,098,282	15,959	574,719	17,593	9,258	5,620	8,218	3,259,569	6,142	308,086	8,910	4,277	2,714	6,512
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	31-12-2022
	Total							Of which: impaired
	Without real guarantee		With real guarantee					Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage guarantee	Other guarantees	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	6,679	227	31	7	2	—	6	7	2	13	5	2	—	5
Other financial institutions and: individual shareholder	1,210	321	785	339	88	86	61	641	9	620	135	22	6	55
Non financial institutions and individual shareholder	312,934	9,578	60,003	8,419	4,790	1,834	3,912	174,300	3,178	39,479	4,890	2,741	886	3,439
Of which: Financing for constructions and property development	15,578	125	1,890	570	423	48	208	10,325	78	1,255	335	213	33	188
Other warehouses	5,878,455	5,790	492,232	9,492	4,835	3,502	4,287	3,735,412	2,911	246,751	4,055	1,917	910	3,122
Total	6,199,278	15,916	553,051	18,257	9,715	5,422	8,266	3,910,360	6,100	286,863	9,085	4,682	1,802	6,621
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Home purchase loans granted to families in Spain on 30 June 2023 amounted to EUR 61,606 million (EUR 63,688 million at 31 December 2022). Of which mortgage guarantees are 99.63%:

	Million euros
	30-06-2023		31-12-2022
	Gross Amount	Of which: impaired	Gross Amount	Of which: impaired
Home purchase loans to families	61,606	987	63,688	1,088
- Without mortgage guarantee	229	14	288	24
- With mortgage guarantee	61,377	973	63,400	1,064
At 30 June 2022 and 31 December 2022 the financing amount related to construction and real estate business in Spain amounted to EUR 2,246 million and EUR 2,283 million net of allowances, respectively.

	30-06-2023
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,282	209	36
Of which: watchlist/ impaired	75	8	26
Memorandum items: Written-off assets	376

	31-12-2022
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,327	211	44
Of which: watchlist/ impaired	94	21	33
Memorandum items: Written-off assets	487

	30-06-2023	31-12-2022
Million euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	243,814	250,702
Total consolidated assets (Total business) (book value)	1,780,493	1,734,659
Impairment losses and provision for exposure classified as normal (business in Spain)	1,247	1,311
The following table shows the breakdown at 30 June 2023 and 31 December 2022 of the foreclosed assets for the Spanish business:

	30-06-2023
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	5,241	2,941	2,162	2,300
Of which:
Completed Buildings	1,210	630	522	580
Residential	262	126	102	136
Other	948	504	420	444
Buildings under construction	92	48	36	44
Residential	11	8	5	3
Other	81	40	31	41
Land	3,939	2,263	1,604	1,676
Developed Land	1,245	664	403	581
Other land	2,694	1,599	1,201	1,095
Property assets from home purchase mortgage loans to households	533	229	157	304
Other foreclosed property assets	148	72	56	76
Total property assets	5,922	3,242	2,375	2,680

	31-12-2022
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	5,587	3,097	2,275	2,490
Of which:
Completed Buildings	1,456	713	583	743
Residential	341	157	127	184
Other	1,115	556	456	559
Buildings under construction	92	44	32	48
Residential	25	7	4	18
Other	67	37	28	30
Land	4,039	2,340	1,660	1,699
Developed Land	1,286	689	415	597
Other land	2,753	1,651	1,245	1,102
Property assets from home purchase mortgage loans to households	659	274	190	385
Other foreclosed property assets	176	80	61	96
Total property assets	6,422	3,451	2,526	2,971

Disclosure of nature and extent of risks arising from financial instruments
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2023 and 31 December 2022:

	EUR million
	30-06-2023				31-12-2022
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	84,841	160	97	85,098	83,118	184	24	83,326
Debt instruments	76,015	—	6	76,021	75,087	—	6	75,093
Loans and advances	8,826	160	91	9,077	8,031	184	18	8,233
Credit institutions	303	—	—	303	—	—	—	—
Customers	8,523	160	91	8,774	8,031	184	18	8,233
Financial assets at amortised cost	1,097,848	71,743	33,395	1,202,986	1,070,025	66,588	32,997	1,169,610
Debt instruments	91,254	125	442	91,821	73,297	75	398	73,770
Loans and advances	1,006,594	71,618	32,953	1,111,165	996,728	66,513	32,599	1,095,840
Central Banks	17,871	—	—	17,871	15,375	—	—	15,375
Credit institutions	52,369	13	—	52,382	46,523	1	—	46,524
Customers	936,354	71,605	32,953	1,040,912	934,830	66,512	32,599	1,033,941
Total	1,182,689	71,903	33,492	1,288,084	1,153,143	66,772	33,021	1,252,936

	30-06-2023
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	18,444	20,765	18,512	2,523	1,133	61,377
Of which: impaired	142	193	204	167	267	973

	31-12-2022
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,877	20,617	20,225	3,294	1,387	63,400
Of which: impaired	132	192	220	181	339	1,064
At the end 30 June 2023 and 31 December 2022 the concentration of this portfolio was as follows:

	Loans: gross amount
Million euros	30-06-2023	31-12-2022
1. Without mortgage guarantee	36	42
2. With mortgage guarantee	2,246	2,285
2.1 Completed buildings	951	1,138
2.1.1 Residential	528	674
2.1.2 Other	423	464
2.2 Buildings and other constructions under construction	1,273	1,110
2.2.1 Residential	1,216	1,103
2.2.2 Other	57	7
2.3 Land	22	37
2.3.1 Developed consolidated land	14	25
2.3.2 Other land	8	12
Total	2,282	2,327

Disclosure of capital ratio
Capital ratio

	30-06-2023	31-12-2022
Capital coefficients
Level 1 ordinary eligible capital (EUR million)	77,628	74,202
Level 1 additional eligible capital (EUR million)	8,856	8,831
Level 2 eligible capital (EUR million)	14,669	14,359
Risk-weighted assets (EUR million)	631,149	609,266
Level 1 ordinary capital coefficient (CET 1)	12.30%	12.18%
Level 1 additional capital coefficient (AT1)	1.40%	1.45%
Level 1 capital coefficient (TIER1)	13.70%	13.63%
Level 2 capital coefficient (TIER 2)	2.33%	2.36%
Total capital coefficient	16.03%	15.99%

Disclosure of leverage capital	Leverage

	30-06-2023	31-12-2022
Leverage
Tier 1 capital (EUR million)	86,485	83,033
Exposure (EIR million)	1,796,203	1,750,626
Leverage ratio	4.81%	4.74%